Other net losses	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses consist of the following:

	2022	2021
Acquisition and transition-related costs	$17,442	$14,507
Other (a)	3,949	8,442
	$21,391	$22,949
(a)Other
Other losses primarily consist of costs pertaining to a condemnation proceeding, and miscellaneous asset write-downs, net of miscellaneous gains. Other losses in 2021 also included an adjustment to a regulatory liability pertaining to the true-up of prior period tracking accounts.